Schedule of Investments (unaudited)
December 31, 2025
 Franklin Small Cap Enhanced ETF
(Percentages shown based on Fund net assets)
Security	Shares	Value
Common Stocks — 99.9%
Communication Services — 2.7%
Diversified Telecommunication Services — 1.0%
Globalstar Inc.	38	$2,320 *
IDT Corp., Class B Shares	364	18,640
Lumen Technologies Inc.	304	2,362 *
Total Diversified Telecommunication Services		23,322
Entertainment — 0.3%
Cinemark Holdings Inc.	114	2,650
Eventbrite Inc., Class A Shares	1,254	5,580 *
Total Entertainment		8,230
Interactive Media & Services — 0.6%
Angi Inc.	180	2,327 *
Cargurus Inc.	70	2,685 *
EverQuote Inc., Class A Shares	90	2,430 *
Nextdoor Holdings Inc.	3,832	8,047 *
Total Interactive Media & Services		15,489
Media — 0.8%
EchoStar Corp., Class A Shares	128	13,914 *
PubMatic Inc., Class A Shares	588	5,215 *
Total Media		19,129

Total Communication Services		66,170
Consumer Discretionary — 9.6%
Automobile Components — 1.1%
Dana Inc.	270	6,415
Garrett Motion Inc.	756	13,177
Strattec Security Corp.	84	6,396 *
Total Automobile Components		25,988
Broadline Retail — 0.5%
Kohl’s Corp.	640	13,062
Distributors — 0.1%
GigaCloud Technology Inc., Class A Shares	64	2,514 *
Diversified Consumer Services — 2.0%
Coursera Inc.	424	3,121 *
Graham Holdings Co., Class B Shares	14	15,380
Laureate Education Inc.	194	6,532 *
Perdoceo Education Corp.	700	20,531
Udemy Inc.	478	2,796 *
Total Diversified Consumer Services		48,360
Hotels, Restaurants & Leisure — 1.8%
BJ’s Restaurants Inc.	494	19,464 *
Brinker International Inc.	18	2,583 *
Cheesecake Factory Inc.	54	2,726
Red Rock Resorts Inc., Class A Shares	46	2,850
Rush Street Interactive Inc.	452	8,782 *
Super Group SGHC Ltd.	654	7,815
Total Hotels, Restaurants & Leisure		44,220
See Notes to Schedule of Investments.

Franklin Small Cap Enhanced ETF 2025 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
December 31, 2025
 Franklin Small Cap Enhanced ETF
(Percentages shown based on Fund net assets)
Security	Shares	Value

Household Durables — 1.8%
Hovnanian Enterprises Inc., Class A Shares	60	$5,852 *
KB Home	160	9,026
M/I Homes Inc.	104	13,307 *
Meritage Homes Corp.	76	5,001
Sonos Inc.	132	2,318 *
Taylor Morrison Home Corp., Class A Shares	130	7,653 *
Total Household Durables		43,157
Leisure Products — 0.2%
Polaris Inc.	72	4,554
Specialty Retail — 1.7%
Abercrombie & Fitch Co., Class A Shares	40	5,035 *
American Eagle Outfitters Inc.	360	9,493
Buckle Inc.	284	15,171
Haverty Furniture Cos. Inc.	106	2,476
RealReal Inc.	180	2,841 *
Urban Outfitters Inc.	104	7,827 *
Total Specialty Retail		42,843
Textiles, Apparel & Luxury Goods — 0.4%
Carter’s Inc.	260	8,432
Movado Group Inc.	118	2,433
Total Textiles, Apparel & Luxury Goods		10,865

Total Consumer Discretionary		235,563
Consumer Staples — 1.1%
Beverages — 0.1%
National Beverage Corp.	120	3,827 *
Consumer Staples Distribution & Retail — 0.2%
Ingles Markets Inc., Class A Shares	34	2,331
United Natural Foods Inc.	74	2,491 *
Total Consumer Staples Distribution & Retail		4,822
Food Products — 0.3%
Cal-Maine Foods Inc.	30	2,387
Seneca Foods Corp., Class A Shares	36	3,983 *
Total Food Products		6,370
Personal Care Products — 0.5%
Herbalife Ltd.	430	5,543 *
Nu Skin Enterprises Inc., Class A Shares	742	7,138
Total Personal Care Products		12,681

Total Consumer Staples		27,700
Energy — 4.4%
Energy Equipment & Services — 2.3%
Borr Drilling Ltd.	618	2,490
Helix Energy Solutions Group Inc.	342	2,144 *
Liberty Energy Inc., Class A Shares	482	8,898
Nabors Industries Ltd.	46	2,498 *
Noble Corp. PLC	78	2,203
Oceaneering International Inc.	94	2,259 *
ProPetro Holding Corp.	230	2,187 *
See Notes to Schedule of Investments.

Franklin Small Cap Enhanced ETF 2025 Quarterly Report

 Franklin Small Cap Enhanced ETF
(Percentages shown based on Fund net assets)
Security	Shares	Value

Energy Equipment & Services — continued
TETRA Technologies Inc.	570	$5,341 *
Transocean Ltd.	1,464	6,046 *
Valaris Ltd.	472	23,789 *
Total Energy Equipment & Services		57,855
Oil, Gas & Consumable Fuels — 2.1%
Centrus Energy Corp., Class A Shares	12	2,913 *
Clean Energy Fuels Corp.	1,304	2,738 *
Core Natural Resources Inc.	46	4,071
CVR Energy Inc.	110	2,798 *
Energy Fuels Inc.	260	3,780 *
Gulfport Energy Corp.	12	2,496 *
International Seaways Inc.	50	2,428
Kinetik Holdings Inc.	68	2,451
Murphy Oil Corp.	338	10,563
PBF Energy Inc., Class A Shares	148	4,014
Peabody Energy Corp.	88	2,614
Scorpio Tankers Inc.	160	8,133
Uranium Energy Corp.	238	2,780 *
Total Oil, Gas & Consumable Fuels		51,779

Total Energy		109,634
Financials — 19.6%
Banks — 8.3%
Ameris Bancorp	384	28,520
Bank of NT Butterfield & Son Ltd.	52	2,591
BankUnited Inc.	624	27,812
Cadence Bank	62	2,656
Capitol Federal Financial Inc.	3,854	26,246
Community Trust Bancorp Inc.	452	25,538
Customers Bancorp Inc.	112	8,189 *
Eastern Bankshares Inc.	594	10,947
Flagstar Bank NA	406	5,111
Hanmi Financial Corp.	90	2,433
Independent Bank Corp. (Michigan)	248	8,067
Northeast Community Bancorp Inc.	114	2,578
OFG Bancorp	62	2,541
Old National Bancorp	1,064	23,738
Texas Capital Bancshares Inc.	28	2,535 *
Westamerica Bancorp	546	26,115
Total Banks		205,617
Capital Markets — 2.4%
Acadian Asset Management Inc.	116	5,452
Artisan Partners Asset Management Inc., Class A Shares	640	26,074
GCM Grosvenor Inc., Class A Shares	1,460	16,527
Moelis & Co., Class A Shares	38	2,612
Open Lending Corp.	1,368	2,120 *
Virtus Investment Partners Inc.	34	5,547
Total Capital Markets		58,332
See Notes to Schedule of Investments.

Franklin Small Cap Enhanced ETF 2025 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
December 31, 2025
 Franklin Small Cap Enhanced ETF
(Percentages shown based on Fund net assets)
Security	Shares	Value

Consumer Finance — 2.1%
Bread Financial Holdings Inc.	386	$28,576
Dave Inc.	44	9,742 *
LendingClub Corp.	130	2,462 *
PROG Holdings Inc.	86	2,536
World Acceptance Corp.	68	9,547 *
Total Consumer Finance		52,863
Financial Services — 4.0%
Essent Group Ltd.	488	31,725
Jackson Financial Inc., Class A Shares	316	33,702
loanDepot Inc., Class A Shares	1,746	3,614 *
NMI Holdings Inc.	460	18,763 *
Radian Group Inc.	228	8,206
Sezzle Inc.	38	2,412 *
Total Financial Services		98,422
Insurance — 2.8%
CNO Financial Group Inc.	704	29,899
Mercury General Corp.	300	28,218
Oscar Health Inc., Class A Shares	150	2,155 *
Selective Insurance Group Inc.	68	5,690
United Fire Group Inc.	72	2,617
Total Insurance		68,579

Total Financials		483,813
Health Care — 18.5%
Biotechnology — 9.2%
ACADIA Pharmaceuticals Inc.	710	18,964 *
ADMA Biologics Inc.	204	3,721 *
Agios Pharmaceuticals Inc.	132	3,593 *
Alkermes PLC	296	8,282 *
Amicus Therapeutics Inc.	254	3,617 *
Arcutis Biotherapeutics Inc.	122	3,543 *
Arrowhead Pharmaceuticals Inc.	46	3,054 *
Aurinia Pharmaceuticals Inc.	162	2,584 *
Avidity Biosciences Inc.	98	7,069 *
BioCryst Pharmaceuticals Inc.	2,056	16,037 *
Bridgebio Pharma Inc.	326	24,936 *
Celcuity Inc.	24	2,394 *
Cidara Therapeutics Inc.	12	2,651 *
CRISPR Therapeutics AG	44	2,307 *
Cytokinetics Inc.	40	2,542 *
Dynavax Technologies Corp.	230	3,537 *
Editas Medicine Inc.	1,034	2,120 *
Enanta Pharmaceuticals Inc.	446	7,033 *
Entrada Therapeutics Inc.	244	2,508 *
Ironwood Pharmaceuticals Inc.	724	2,440 *
Kodiak Sciences Inc.	148	4,138 *
Krystal Biotech Inc.	18	4,438 *
Kura Oncology Inc.	1,042	10,826 *
See Notes to Schedule of Investments.

Franklin Small Cap Enhanced ETF 2025 Quarterly Report

 Franklin Small Cap Enhanced ETF
(Percentages shown based on Fund net assets)
Security	Shares	Value

Biotechnology — continued
Lexeo Therapeutics Inc.	268	$2,661 *
Madrigal Pharmaceuticals Inc.	30	17,470 *
MiMedx Group Inc.	362	2,451 *
Monte Rosa Therapeutics Inc.	458	7,181 *
Myriad Genetics Inc.	994	6,113 *
Praxis Precision Medicines Inc.	18	5,305 *
Protagonist Therapeutics Inc.	28	2,446 *
PTC Therapeutics Inc.	166	12,609 *
REGENXBIO Inc.	368	5,299 *
Rhythm Pharmaceuticals Inc.	68	7,279 *
Rigel Pharmaceuticals Inc.	74	3,169 *
Scholar Rock Holding Corp.	56	2,467 *
Stoke Therapeutics Inc.	82	2,603 *
TG Therapeutics Inc.	82	2,444 *
Vaxcyte Inc.	56	2,584 *
Zymeworks Inc.	94	2,475 *
Total Biotechnology		226,890
Health Care Equipment & Supplies — 3.0%
Electromed Inc.	90	2,621 *
Glaukos Corp.	24	2,710 *
iRhythm Technologies Inc.	124	22,002 *
LivaNova PLC	432	26,581 *
Novocure Ltd.	390	5,043 *
Tactile Systems Technology Inc.	198	5,742 *
Varex Imaging Corp.	896	10,438 *
Total Health Care Equipment & Supplies		75,137
Health Care Providers & Services — 2.9%
Alignment Healthcare Inc.	390	7,703 *
Castle Biosciences Inc.	66	2,567 *
GeneDx Holdings Corp.	56	7,283 *
Guardant Health Inc.	280	28,599 *
HealthEquity Inc.	28	2,565 *
Hims & Hers Health Inc.	144	4,676 *
Pediatrix Medical Group Inc.	616	13,176 *
Progyny Inc.	154	3,955 *
Total Health Care Providers & Services		70,524
Health Care Technology — 0.1%
Phreesia Inc.	124	2,098 *
Life Sciences Tools & Services — 0.3%
10X Genomics Inc., Class A Shares	380	6,198 *
Pharmaceuticals — 3.0%
Avadel Pharmaceuticals PLC	792	17,068 *
Axsome Therapeutics Inc.	178	32,510 *
Crinetics Pharmaceuticals Inc.	54	2,514 *
Esperion Therapeutics Inc.	672	2,486 *
Indivior PLC	428	15,357 *
Maze Therapeutics Inc.	60	2,486 *
See Notes to Schedule of Investments.

Franklin Small Cap Enhanced ETF 2025 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
December 31, 2025
 Franklin Small Cap Enhanced ETF
(Percentages shown based on Fund net assets)
Security	Shares	Value

Pharmaceuticals — continued
Theravance Biopharma Inc.	136	$2,544 *
Total Pharmaceuticals		74,965

Total Health Care		455,812
Industrials — 17.3%
Aerospace & Defense — 1.5%
AeroVironment Inc.	26	6,289 *
Archer Aviation Inc., Class A Shares	292	2,196 *
Astronics Corp.	232	12,584 *
Kratos Defense & Security Solutions Inc.	220	16,700 *
Total Aerospace & Defense		37,769
Building Products — 0.2%
Resideo Technologies Inc.	74	2,599 *
UFP Industries Inc.	28	2,549
Total Building Products		5,148
Commercial Services & Supplies — 0.1%
CoreCivic Inc.	136	2,599 *
Construction & Engineering — 2.8%
Fluor Corp.	482	19,102 *
Great Lakes Dredge & Dock Corp.	442	5,799 *
IES Holdings Inc.	6	2,334 *
NWPX Infrastructure Inc.	220	13,748 *
Primoris Services Corp.	224	27,807
Total Construction & Engineering		68,790
Electrical Equipment — 2.5%
Atkore Inc.	88	5,566
Bloom Energy Corp., Class A Shares	208	18,073 *
Eos Energy Enterprises Inc.	168	1,925 *
Fluence Energy Inc.	106	2,097 *
Hyliion Holdings Corp.	1,822	3,353 *
Nextpower Inc., Class A Shares	100	8,711 *
NuScale Power Corp.	118	1,672 *
Plug Power Inc.	1,138	2,242 *
Power Solutions International Inc.	166	9,485 *
Sunrun Inc.	170	3,128 *
Vicor Corp.	38	4,165 *
Total Electrical Equipment		60,417
Machinery — 4.5%
Astec Industries Inc.	572	24,779
Atmus Filtration Technologies Inc.	550	28,551
Hyster-Yale Inc.	188	5,585
Kennametal Inc.	90	2,557
Manitowoc Co. Inc.	720	8,633 *
Proto Labs Inc.	500	25,295 *
Tennant Co.	180	13,266
Wabash National Corp.	342	2,958
Total Machinery		111,624
See Notes to Schedule of Investments.

Franklin Small Cap Enhanced ETF 2025 Quarterly Report

 Franklin Small Cap Enhanced ETF
(Percentages shown based on Fund net assets)
Security	Shares	Value

Passenger Airlines — 1.5%
Allegiant Travel Co.	50	$4,263 *
Joby Aviation Inc.	294	3,881 *
SkyWest Inc.	276	27,713 *
Total Passenger Airlines		35,857
Professional Services — 2.5%
CBIZ Inc.	90	4,541 *
Exponent Inc.	384	26,673
First Advantage Corp.	608	8,834 *
IBEX Holdings Ltd.	168	6,414 *
Kforce Inc.	84	2,597
Korn Ferry	170	11,223
Total Professional Services		60,282
Trading Companies & Distributors — 1.7%
Boise Cascade Co.	374	27,526
DNOW Inc.	866	11,475 *
Rush Enterprises Inc., Class B Shares	68	3,826
Total Trading Companies & Distributors		42,827

Total Industrials		425,313
Information Technology — 14.2%
Aerospace & Defense — 0.1%
Red Cat Holdings Inc.	334	2,649 *
Communications Equipment — 0.8%
Digi International Inc.	56	2,424 *
Extreme Networks Inc.	144	2,398 *
NETGEAR Inc.	94	2,306 *
NetScout Systems Inc.	230	6,224 *
Ribbon Communications Inc.	866	2,494 *
Viasat Inc.	72	2,481 *
Total Communications Equipment		18,327
Electronic Equipment, Instruments & Components — 2.3%
Bel Fuse Inc., Class A Shares	54	8,197
Fabrinet	6	2,732 *
nLight Inc.	346	12,978 *
Sanmina Corp.	104	15,607 *
TTM Technologies Inc.	264	18,216 *
Total Electronic Equipment, Instruments & Components		57,730
IT Services — 0.3%
Applied Digital Corp.	186	4,560 *
Fastly Inc., Class A Shares	238	2,423 *
Total IT Services		6,983
Semiconductors & Semiconductor Equipment — 4.3%
ACM Research Inc., Class A Shares	420	16,569 *
Alpha & Omega Semiconductor Ltd.	534	10,579 *
Axcelis Technologies Inc.	28	2,249 *
Credo Technology Group Holding Ltd.	174	25,037 *
Diodes Inc.	56	2,763 *
FormFactor Inc.	146	8,144 *
See Notes to Schedule of Investments.

Franklin Small Cap Enhanced ETF 2025 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
December 31, 2025
 Franklin Small Cap Enhanced ETF
(Percentages shown based on Fund net assets)
Security	Shares	Value

Semiconductors & Semiconductor Equipment — continued
Kulicke & Soffa Industries Inc.	480	$21,869
Photronics Inc.	324	10,368 *
Rigetti Computing Inc.	272	6,025 *
Veeco Instruments Inc.	80	2,286 *
Total Semiconductors & Semiconductor Equipment		105,889
Software — 5.6%
8x8 Inc.	3,662	7,214 *
A10 Networks Inc.	142	2,512
Appian Corp., Class A Shares	310	10,980 *
Arteris Inc.	144	2,232 *
Blackbaud Inc.	76	4,812 *
Box Inc., Class A Shares	906	27,098 *
Cipher Mining Inc.	210	3,100 *
Cleanspark Inc.	346	3,502 *
Clear Secure Inc., Class A Shares	76	2,666
Clearwater Analytics Holdings Inc., Class A Shares	116	2,798 *
Commvault Systems Inc.	22	2,758 *
Core Scientific Inc.	148	2,155 *
D-Wave Quantum Inc.	254	6,642 *
Hut 8 Corp.	60	2,756 *
InterDigital Inc.	8	2,547
MARA Holdings Inc.	616	5,532 *
ON24 Inc.	422	3,359 *
PagerDuty Inc.	980	12,848 *
Qualys Inc.	142	18,872 *
Riot Platforms Inc.	488	6,183 *
SoundHound AI Inc., Class A Shares	196	1,954 *
Telos Corp.	460	2,346 *
Terawulf Inc.	232	2,666 *
Total Software		137,532
Technology Hardware, Storage & Peripherals — 0.8%
Eastman Kodak Co.	286	2,420 *
IonQ Inc.	258	11,576 *
Quantum Computing Inc.	560	5,746 *
Total Technology Hardware, Storage & Peripherals		19,742

Total Information Technology		348,852
Materials — 5.6%
Chemicals — 3.1%
Aspen Aerogels Inc.	708	2,004 *
Avient Corp.	894	27,928
Cabot Corp.	40	2,651
Orion SA	3,574	18,871
Stepan Co.	516	24,438
Total Chemicals		75,892
Metals & Mining — 2.5%
Caledonia Mining Corp. PLC	154	4,030
Coeur Mining Inc.	158	2,817 *
See Notes to Schedule of Investments.

Franklin Small Cap Enhanced ETF 2025 Quarterly Report

 Franklin Small Cap Enhanced ETF
(Percentages shown based on Fund net assets)
Security	Shares	Value

Metals & Mining — continued
Commercial Metals Co.	470	$32,533
Constellium SE	372	7,012 *
Hecla Mining Co.	284	5,450
Kaiser Aluminum Corp.	44	5,054
Warrior Met Coal Inc.	46	4,056
Total Metals & Mining		60,952

Total Materials		136,844
Real Estate — 4.9%
Diversified REITs — 0.9%
Alexander & Baldwin Inc.	996	20,557
Essential Properties Realty Trust Inc.	82	2,432
Total Diversified REITs		22,989
Health Care REITs — 0.2%
CareTrust REIT Inc.	68	2,459
Sabra Health Care REIT Inc.	130	2,462
Total Health Care REITs		4,921
Hotel & Resort REITs — 0.7%
Chatham Lodging Trust	386	2,629
Pebblebrook Hotel Trust	232	2,626
Sunstone Hotel Investors Inc.	1,248	11,157
Total Hotel & Resort REITs		16,412
Industrial REITs — 0.8%
LXP Industrial Trust	404	20,030
Office REITs — 0.1%
COPT Defense Properties	86	2,391
Real Estate Management & Development — 2.0%
Douglas Elliman Inc.	974	2,308 *
Marcus & Millichap Inc.	810	22,105
Newmark Group Inc., Class A Shares	1,478	25,629
Total Real Estate Management & Development		50,042
Retail REITs — 0.1%
Kite Realty Group Trust	112	2,685
Specialized REITs — 0.1%
PotlatchDeltic Corp.	64	2,546

Total Real Estate		122,016
Utilities — 2.0%
Electric Utilities — 0.3%
Oklo Inc.	86	6,171 *
Portland General Electric Co.	52	2,496
Total Electric Utilities		8,667
Gas Utilities — 1.3%
ONE Gas Inc.	368	28,428
Southwest Gas Holdings Inc.	32	2,561
Total Gas Utilities		30,989
Independent Power and Renewable Electricity Producers — 0.1%
Hallador Energy Co.	126	2,399 *
See Notes to Schedule of Investments.

Franklin Small Cap Enhanced ETF 2025 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
December 31, 2025
 Franklin Small Cap Enhanced ETF
(Percentages shown based on Fund net assets)
Security		Shares	Value

Multi-Utilities — 0.3%
Avista Corp.		198	$7,631

Total Utilities			49,686
Total Investments before Short-Term Investments (Cost — $2,497,038)			2,461,403
	Rate
Short-Term Investments — 0.1%
Franklin Institutional U.S. Government Money Market Fund, Class A Shares (Cost — $3,524)	3.620%	3,524	3,524 (a)(b)
Total Investments — 100.0% (Cost — $2,500,562)			2,464,927
Liabilities in Excess of Other Assets — (0.0)%††			(507)
Total Net Assets — 100.0%			$2,464,420

††	Represents less than 0.1%.
*	Non-income producing security.
(a)	Rate shown is one-day yield as of the end of the reporting period.
(b)
In this instance, as defined in the Investment Company Act of 1940, an “Affiliated Company” represents Fund ownership of at least 5% of the outstanding voting securities of an issuer, or a company which is under common ownership or control with the Fund. At December 31, 2025, the total market value of investments in Affiliated Companies was $3,524 and the cost was $3,524 (Note 2).

Abbreviation(s) used in this schedule:
REIT	—	Real Estate Investment Trust
This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule.
See Notes to Schedule of Investments.

Franklin Small Cap Enhanced ETF 2025 Quarterly Report

Notes to Schedule of Investments (unaudited)
1. Organization and significant accounting policies
Franklin Small Cap Enhanced ETF (the “Fund”) is a separate diversified investment series of Franklin Templeton ETF Trust (the “Trust”). The Trust, a Delaware statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.
The Fund is an actively managed exchange-traded fund (“ETF”). ETFs are funds that trade like other publicly-traded securities. Unlike shares of a mutual fund, which can be bought from and redeemed by the issuing fund by all shareholders at a price based on net asset value (“NAV”), shares of the Fund may be directly purchased from and redeemed by the Fund at NAV solely by certain large institutional investors who have entered into agreements with the Fund’s distributor (“Authorized Participants”). Also unlike shares of a mutual fund, shares of the Fund are listed on a national securities exchange and trade in the secondary market at market prices that change throughout the day.
Shares of the Fund are listed and traded at market prices on NYSE Arca, Inc. The market price for the Fund’s shares may be different from the Fund’s NAV. The Fund issues and redeems shares at NAV only in blocks of a specified number of shares or multiples thereof (“Creation Units”). Only Authorized Participants may purchase or redeem Creation Units directly with the Fund at NAV. Creation Units are created and redeemed principally in-kind (although under some circumstances its shares are created and redeemed partially for cash). Except when aggregated in Creation Units, shares of the Fund are not redeemable securities. Shareholders who are not Authorized Participants may not redeem shares directly from the Fund at NAV.
The Fund seeks long-term capital appreciation.
The Fund follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (“ASC 946”). The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”), including, but not limited to, ASC 946.
(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees (the “Board”).
Pursuant to policies adopted by the Board, the Fund’s manager has been designated as the valuation designee and is responsible for the oversight of the daily valuation process. The Fund’s manager is assisted by the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Fund’s manager and the Board. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.
The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from

Franklin Small Cap Enhanced ETF 2025 Quarterly Report

Notes to Schedule of Investments (unaudited) (cont’d)
financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.
For each portfolio security that has been fair valued pursuant to the policies adopted by the Board, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board quarterly.
The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.
GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
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Level 1 — unadjusted quoted prices in active markets for identical investments
•
Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•
Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stocks†	$2,461,403	—	—	$2,461,403
Short-Term Investments†	3,524	—	—	3,524
Total Investments	$2,464,927	—	—	$2,464,927

†	See Schedule of Investments for additional detailed categorizations.
2. Transactions with affiliated companies
As defined by the 1940 Act, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control with the Fund. The following company was considered an affiliated company for all or some portion of the period ended December 31, 2025. The following transactions were effected in such company for the period ended December 31, 2025.

	Affiliate Value at December 9, 2025 (inception date)	Purchased		Sold
		Cost	Shares	Proceeds	Shares
Franklin Institutional U.S. Government Money Market Fund, Class A Shares	—	$9,513	9,513	$5,989	5,989

(cont’d)	Realized Gain (Loss)	Dividend Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at December 31, 2025
Franklin Institutional U.S. Government Money Market Fund, Class A Shares	—	$4	—	$3,524

Franklin Small Cap Enhanced ETF 2025 Quarterly Report